UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08989

Industry Leaders® Fund
(Exact name of registrant as specified in charter)

104 Summit Ave PO Box 80 Summit, NJ		07902-0080
(Address of principal executive offices)		(Zip code)

Gerald P. Sullivan 104 Summit Ave PO Box 80 Summit, NJ 07902-0080
(Name and address of agent for service)

Registrant's telephone number, including area code:		(908) 273 5440

Date of fiscal year end:	6/30

Date of reporting period:	09/30/2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

		Item 1. Schedule of Investments
		Industry Leaders® Fund
		Form N-Q
		September 30, 2008

XTR_TKR	XTR_DESC1
MMM	3M	Company Name	Shares	Value
		3M Co	2,660	181,705
ABT	Abbott Laboratories	Abbott Laboratories	6,340	365,057
ATG	AGL Resources Inc.	AGL Resources Inc	1,510	47,384
AIG	AIG	American International Group Inc	5	17
AA	Alcoa Inc.	Allstate Corp/The	3,865	178,254
ALL	Allstate Corporation	Amgen Inc	2,450	145,212
AMGN	Amgen Inc.	Apache Corp	1,856	193,544
APA	Apache Corporation	Applied Materials Inc	4,460	67,480
AMAT	Applied Materials	Archer-Daniels-Midland Co	18,440	404,020
ADM	Archer Daniels	AT&T Inc	14,550	406,236
T	AT&T Inc.	Bank of America Corp	12,530	438,550
BAC	Bank of America Corp	Barrick Gold Corp	5,030	184,802
ABX	Barrick Gold Corp.	Berkshire Hathaway Inc	97	426,315
BRK/B	Berkshire Hathaway B	California Water Service Group	790	30,415
CWT	California Water Svc	Carnival Corp	4,720	166,852
CCL	Carnival Corporation	Caterpillar Inc	5,770	343,892
CAT	Caterpillar Inc.	Chevron Corp	5,188	427,906
CVX	Chevron Corporation	Cintas Corp	3,160	90,724
CTAS	Cintas Corporation	Cisco Systems Inc	17,230	388,709
CSCO	Cisco Systems Inc.	Citigroup Inc	20,561	421,706
C	Citigroup Inc.	Coca-Cola Co/The	4,980	263,342
KO	Coca-Cola Company	ConocoPhillips	5,820	426,315
COP	ConocoPhillips	Dow Chemical Co/The	6,980	221,824

DOW	Dow Chemical Company	Emerson Electric Co	5,150	210,069
EMR	Emerson Electric Co.	Estee Lauder Cos Inc/The	500	24,955
EL	Estee Lauder Compani	Everest Re Group Ltd	1,170	101,240
RE	Everest RE Group Ltd	Exxon Mobil Corp	5,398	419,209
XOM	Exxon Mobil Corp.	Fluor Corp	1,260	70,182
FLR	Fluor Corp.	FPL Group Inc	2,030	102,109
FPL	FPL Group Inc.	General Dynamics Corp	4,720	347,486
GCI	Gannett Co., Inc.	General Electric Co	17,255	440,003
GD	General Dynamics	Goldman Sachs Group Inc/The	3,270	418,560
GE	General Electric Co.	Google Inc	680	272,354
GS	Goldman Sachs Group	Hartford Financial Services Group Inc	5,650	231,594
GOOG	Google Inc.	Hewlett-Packard Co	9,165	423,790
HIG	Hartford Fin Serv	Honeywell International Inc	540	22,437
HPQ	Hewlett-Packard Co.	International Business Machines Corp	1,045	122,223
IBM	IBM	Illinois Tool Works Inc	1,610	71,565
ITW	Illinois Tool Works	Intel Corp	21,160	396,327
INTC	Intel Corporation	Johnson & Johnson	6,050	419,144
JNJ	Johnson & Johnson	Johnson Controls Inc	6,950	210,794
JCI	Johnson Controls Inc	JPMorgan Chase & Co	9,082	424,129
JPM	JP Morgan Chase & Co	Leggett & Platt Inc	2,090	45,541
LEG	Leggett & Platt	Lowe’s Cos Inc	6,590	156,117
LOW	Lowe’s Companies Inc	Manulife Financial Corp	2,800	102,732
LTR	Lowes Corporation	McDonald’s Corp	1,890	116,613
MFC	Manulife Financial	McGraw-Hill Cos Inc/The	1,090	34,455
MCD	McDonald’s	Merck & Co Inc/NJ	5,640	177,998
MHP	McGraw-Hill Cos.	MetLife Inc	8,860	496,160
MRK	Merck & Co. Inc.	Microsoft Corp	16,180	431,844
MER	Merrill Lynch & Co.	Morgan Stanley	2,320	53,360
MET	MetLife	Nike Inc	740	49,506
MSFT	Microsoft Corp	Nucor Corp	1,580	62,410

MS	Morgan Stanley	Occidental Petroleum Corp	4,240	298,708
NKE	Nike Inc - Class B	Omnicom Group Inc	920	35,475
NUE	Nucor Corporation	Oracle Corp	6,815	138,413
OXY	Occidental Petroleum	PACCAR Inc	730	27,879
OMC	Omnicom Group Inc.	Pfizer Inc	23,380	431,127
ORCL	Oracle Corporation	Philip Morris International Inc	2,120	101,972
PCAR	PACCAR Inc.	Praxair Inc	2,590	185,807
PFE	Pfizer Inc.	Procter & Gamble Co	4,990	347,753
PX	Praxair, Inc.	Schlumberger Ltd	5,750	449,018
PG	Procter & Gamble Co.	SYSCO Corp	1,435	44,241
PRU	Prudential Financial	Target Corp	2,150	105,458
SLB	Schlumberger Ltd.	Southern Co	11,010	414,967
SYY	SYSCO Corporation	Travelers Cos Inc/The	10,180	460,136
TGT	Target Corporation	Thomson Reuters Corp	4,350	118,625
SO	The Southern Company	UnitedHealth Group Inc	13,678	347,284
TRV	The Travelers Cos.	United Parcel Service Inc	2,845	178,922
UNH	United Health Group	United Technologies Corp	7,140	428,828
UPS	United Parcel Cl B	Verizon Communications Inc	12,650	405,939
UTX	United Technologies	VF Corp	830	64,167
VZ	Verizon Comm.	Visa Inc	6,860	421,135
VFC	VF Corporation	Vulcan Materials Co	1,120	83,440
WB	Wachovia Corporation	Walgreen Co	7,380	228,485
WAG	Walgreen Company	Wal-Mart Stores Inc	7,135	427,315
WMT	Wal-Mart Stores	Walt Disney Co/The	13,870	425,670
WFC	Wells Fargo & Compan	Wells Fargo & Co	8,820	331,015
		Wyeth	4,750	175,465

		TOTAL COMMON STOCK - 100.11%		18,952,407

		TOTAL INVESTMENTS - 100.11%		18,952,407

		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11%)		(19,987)

		NET ASSETS		18,932,420

ITEM 2.  CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:	/S/ Virginia M Dawson

Virginia M. Dawson
President and Chief Executive Officer

Date: December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ GERALD P. SULLIVAN

Gerald P. Sullivan
Chief Financial Officer

Date: December 1, 2008

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.